OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2015
OTHER COMPREHENSIVE INCOME [Abstract]
OTHER COMPREHENSIVE INCOME
OTHER COMPREHENSIVE INCOME
AOCI attributable to shareowners of The Coca-Cola Company is separately presented on our consolidated balance sheets as a component of The Coca-Cola Company's shareowners' equity, which also includes our proportionate share of equity method investees' AOCI. Other comprehensive income (loss) ("OCI") attributable to noncontrolling interests is allocated to, and included in, our balance sheets as part of the line item equity attributable to noncontrolling interests.
AOCI attributable to shareowners of The Coca-Cola Company consisted of the following (in millions):

December 31,	2015	2014
Foreign currency translation adjustment	$(9,167)	$(5,226)
Accumulated derivative net gains (losses)	696	554
Unrealized net gains (losses) on available-for-sale securities	288	972
Adjustments to pension and other benefit liabilities	(1,991)	(2,077)
Accumulated other comprehensive income (loss)	$(10,174)	$(5,777)

The following table summarizes the allocation of total comprehensive income between shareowners of The Coca-Cola Company and noncontrolling interests (in millions):

	Year Ended December 31, 2015
	Shareowners of The Coca-Cola Company	Noncontrolling Interests	Total
Consolidated net income	$7,351	$15	$7,366
Other comprehensive income:
Net foreign currency translation adjustment	(3,941)	(18)	(3,959)
Net gain (loss) on derivatives[1]	142	—	142
Net unrealized gain (loss) on available-for-sale securities[2]	(684)	—	(684)
Net change in pension and other benefit liabilities[3]	86	—	86
Total comprehensive income	$2,954	$(3)	$2,951

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Refer to Note 3 for information related to the net unrealized gain or loss on available-for-sale securities.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.
OCI attributable to shareowners of The Coca-Cola Company, including our proportionate share of equity method investees' OCI, for the years ended December 31, 2015, 2014 and 2013, is as follows (in millions):

	Before-Tax Amount	Income Tax	After-Tax Amount
2015
Foreign currency translation adjustments:
Translation adjustment arising during the year	$(4,626)	$243	$(4,383)
Reclassification adjustments recognized in net income	63	(14)	49
Unrealized gains (losses) on net investment hedges arising during the year	637	(244)	393
Net foreign currency translation adjustment	(3,926)	(15)	(3,941)
Derivatives:
Unrealized gains (losses) arising during the year	853	(314)	539
Reclassification adjustments recognized in net income	(638)	241	(397)
Net gain (loss) on derivatives[1]	215	(73)	142
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(973)	328	(645)
Reclassification adjustments recognized in net income	(61)	22	(39)
Net change in unrealized gain (loss) on available-for-sale securities[2]	(1,034)	350	(684)
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(169)	43	(126)
Reclassification adjustments recognized in net income	337	(125)	212
Net change in pension and other benefit liabilities[3]	168	(82)	86
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(4,577)	$180	$(4,397)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2014
Foreign currency translation adjustments:
Translation adjustment arising during the year	$(2,560)	$183	$(2,377)
Net foreign currency translation adjustment	(2,560)	183	(2,377)
Derivatives:
Unrealized gains (losses) arising during the year	620	(231)	389
Reclassification adjustments recognized in net income	(50)	18	(32)
Net gain (loss) on derivatives[1]	570	(213)	357
Available-for-sale securities:
Unrealized gains (losses) arising during the year	1,139	(412)	727
Reclassification adjustments recognized in net income	(17)	4	(13)
Net change in unrealized gain (loss) on available-for-sale securities[2]	1,122	(408)	714
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	(1,666)	588	(1,078)
Reclassification adjustments recognized in net income	60	(21)	39
Net change in pension and other benefit liabilities[3]	(1,606)	567	(1,039)
Other comprehensive income (loss) attributable to The Coca-Cola Company	$(2,474)	$129	$(2,345)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.

	Before-Tax Amount	Income Tax	After-Tax Amount
2013
Foreign currency translation adjustments:
Translation adjustment arising during the year	$(1,046)	$56	$(990)
Reclassification adjustments recognized in net income	(194)	—	(194)
Net foreign currency translation adjustment	(1,240)	56	(1,184)
Derivatives:
Unrealized gains (losses) arising during the year	425	(173)	252
Reclassification adjustments recognized in net income	(167)	66	(101)
Net gain (loss) on derivatives[1]	258	(107)	151
Available-for-sale securities:
Unrealized gains (losses) arising during the year	(134)	42	(92)
Reclassification adjustments recognized in net income	12	—	12
Net change in unrealized gain (loss) on available-for-sale securities[2]	(122)	42	(80)
Pension and other benefit liabilities:
Net pension and other benefits arising during the year	1,490	(550)	940
Reclassification adjustments recognized in net income	198	(72)	126
Net change in pension and other benefit liabilities[3]	1,688	(622)	1,066
Other comprehensive income (loss) attributable to The Coca-Cola Company	$584	$(631)	$(47)

[1]	Refer to Note 5 for additional information related to the net gain or loss on derivative instruments designated and qualifying as cash flow hedging instruments.

[2]	Includes reclassification adjustments related to divestitures of certain available-for-sale securities. Refer to Note 3 for additional information related to these divestitures.

[3]	Refer to Note 13 for additional information related to the Company's pension and other postretirement benefit liabilities.
The following table presents the amounts and line items in our consolidated statements of income where adjustments reclassified from AOCI into income were recorded during the year ended December 31, 2015 (in millions):

Description of AOCI Component	Financial Statement Line Item	Amount Reclassified from AOCI into Income
Foreign currency translation adjustments:
Divestitures, deconsolidations and other	Other income (loss) — net	$63
	Income before income taxes	$63
	Income taxes	(14)
	Consolidated net income	$49
Derivatives:
Foreign currency contracts	Net operating revenues	$(630)
Foreign currency and commodity contracts	Cost of goods sold	(59)
Foreign currency contracts	Other income (loss) — net	40
Foreign currency and interest rate contracts	Interest expense	11
	Income before income taxes	$(638)
	Income taxes	241
	Consolidated net income	$(397)
Available-for-sale securities:
Sale of securities	Other income (loss) — net	$(61)
	Income before income taxes	$(61)
	Income taxes	22
	Consolidated net income	$(39)
Pension and other benefit liabilities:
Recognized net actuarial loss (gain)	*	$358
Recognized prior service cost (credit)	*	(21)
	Income before income taxes	$337
	Income taxes	(125)
	Consolidated net income	$212

*
This component of AOCI is included in the Company's computation of net periodic benefit cost and is not reclassified out of AOCI into a single line item in our consolidated statements of income in its entirety. Refer to Note 13 for additional information.